Certain Balance Sheet Items Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Inventory [Line Items]
Raw Materials	$ 108	$ 119
Work in Process	149	167
Finished Goods	244	272
Inventories	$ 501	$ 558